UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA Capital Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

ITEM 1. Schedule of Investments.

FPA CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Oil & Gas Services & Equipment — 13.2%
Helmerich & Payne, Inc.	731,755	$39,185,480
Patterson-UTI Energy, Inc.	2,006,170	30,253,044
Rowan Cos. plc (Class A)	1,941,930	32,915,713
		$102,354,237
Communications Equipment — 11.8%
ARRIS Group, Inc.*	1,714,343	$52,407,466
InterDigital, Inc.	789,560	38,720,022
		$91,127,488
Exploration & Production — 11.5%
Cimarex Energy Co.	399,320	$35,691,222
Noble Energy, Inc.	1,125,463	37,061,497
SM Energy Co.	821,881	16,158,180
		$88,910,899
Educational Services — 10.1%
Apollo Education Group, Inc.*	4,986,930	$38,249,753
DeVry Education Group, Inc.	1,565,308	39,617,946
		$77,867,699
Technology Distributors — 7.1%
Arrow Electronics, Inc.*	474,320	$25,698,658
Avnet, Inc.	685,360	29,360,822
		$55,059,480
Computer Hardware & Storage — 4.6%
Western Digital Corporation	590,480	$35,458,324

Agricultural Machinery — 3.4%
AGCO Corporation	578,450	$26,255,845

Auto Parts — 3.3%
Dana Holding Corporation	1,855,354	$25,603,885

Consumer Goods - Rental — 2.7%
Aaron’s, Inc.	931,526	$20,856,867

Electrical Power Equipment — 2.3%
Babcock & Wilcox Enterprises, Inc.*	846,200	$17,660,194

Semiconductor Manufacturing — 2.2%
Veeco Instruments, Inc.*	830,928	$17,083,880

Construction & Mining Machinery — 2.2%
Oshkosh Corporation	437,200	$17,068,288

Information Technology Services — 1.7%
Cubic Corporation	286,300	$13,527,675

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Metal Service Center & Other Wholesalers — 1.1%
Reliance Steel & Aluminum Co.	146,028	$8,456,481

Specialty Apparel Stores — 1.0%
Foot Locker, Inc.	115,840	$7,540,026

Publishing & Broadcasting — 0.6%
Houghton Mifflin Harcourt Co.*	208,730	$4,546,139

Packaged Food — 0.2%
Sanderson Farms, Inc.	18,240	$1,413,965

Other Common Stocks — 1.0%		$8,182,958

TOTAL COMMON STOCKS — 80.0% (Cost $552,369,921)		$618,974,330

BONDS & DEBENTURES

Corporate Bonds & Notes — 1.0%
Energy — 1.0%
Atwood Oceanics, Inc. — 6.50% 2/1/2020 (Cost $7,535,350)	$13,837,000	$7,506,572

U.S. Treasuries — 9.7%
U.S. Treasury Bills — 0.00% 5/26/2016	$33,000,000	$32,950,170
U.S. Treasury Notes — 2.125% 2/29/2016	42,000,000	42,115,891

TOTAL U.S. TREASURIES (Cost $75,351,830)		$75,066,061

TOTAL BONDS & DEBENTURES (Cost $82,887,180)		$82,572,633

TOTAL INVESTMENT SECURITIES — 90.7% (Cost $635,257,101)		$701,546,963

Short-Term Investments — 9.5%
Exxon Mobil Corporation
— 0.12% 1/6/2016	$20,000,000	$19,999,667
— 0.14% 1/7/2016	20,000,000	19,999,533
State Street Bank Repurchase Agreement — 0.03% 1/4/2016 (Dated 12/31/2015, repurchase price of $32,901,110, collateralized by $33,480,000 principal amount U.S. Treasury Note - 2.250% 2024, fair value $33,563,700)	32,901,000	32,901,000
TOTAL SHORT-TERM INVESTMENTS (Cost $72,900,200)		$72,900,200

See notes to financial statements.

TOTAL INVESTMENTS — 100.2% (Cost $708,157,301)	$774,447,163
Other Assets and Liabilities, net — (0.2)%	(1,236,164)
NET ASSETS — 100.0% — NOTE 2	$773,210,999

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Oil & Gas Services & Equipment	$102,354,237	$—	$—	$102,354,237
Communications Equipment	91,127,488	—	—	91,127,488
Exploration & Production	88,910,899	—	—	88,910,899
Educational Services	77,867,699	—	—	77,867,699
Technology Distributors	55,059,480	—	—	55,059,480
Computer Hardware & Storage	35,458,324	—	—	35,458,324
Agricultural Machinery	26,255,845	—	—	26,255,845
Auto Parts	25,603,885	—	—	25,603,885
Consumer Goods - Rental	20,856,867	—	—	20,856,867
Electrical Power Equipment	17,660,194	—	—	17,660,194
Semiconductor Manufacturing	17,083,880	—	—	17,083,880
Construction & Mining Machinery	17,068,288	—	—	17,068,288
Information Technology Services	13,527,675	—	—	13,527,675
Metal Service Center & Other Wholesalers	8,456,481	—	—	8,456,481
Specialty Apparel Stores	7,540,026	—	—	7,540,026
Publishing & Broadcasting	4,546,139	—	—	4,546,139
Packaged Food	1,413,965	—	—	1,413,965
Other Common Stocks	8,182,958	—	—	8,182,958
Corporate Bonds & Notes	—	7,506,572	—	7,506,572
U.S. Treasuries	—	75,066,061	—	75,066,061
Short-Term Investments	—	72,900,200	—	72,900,200
	$618,974,330	$155,472,833	$—	$774,447,163

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2015 (excluding short-term investments), was $637,305,470 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$138,464,097
Gross unrealized depreciation:	(74,222,604)
Net unrealized appreciation:	$64,241,493

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: February 29, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: February 29, 2016